Segment Production And Growth Assets - Summary of Segment Production and Growth Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Disclosure of operating segments [line items]
Total oil and gas properties	[1]	$ 39,919		$ 18,649
Australia [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		529		546	[2]
Total oil and gas properties		25,155		16,226	[2]
Total lease assets		307		209	[2]
Additions to exploration and evaluation		19	[3]	458	[2]
Additions to oil and gas properties		2,021	[3]	1,135	[2]
Additions to lease assets	[3]	143
Australia [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		802		738	[2]
Total lease assets		93		76	[2]
Additions to lease assets	[3]	4
Australia [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Total oil and gas properties		481		526	[2]
Australia [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		18,249		12,316	[2]
Total lease assets		214		133	[2]
Additions to lease assets	[3]	139
Australia [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		5,623	[4]	2,646	[2]
Australia [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		1	[3]	1	[2]
Australia [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		19	[3]	451	[2]
Australia [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		(1)	[3],[5]	6	[2]
Additions to oil and gas properties		(346)	[3]	18	[2]
Australia [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		2,252	[3]	1,071	[2]
Australia [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		115	[3],[6]	46	[2],[7]
Australia [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		529		546	[2]
International [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		278		68	[2]
Total oil and gas properties		14,479		2,198	[2]
Total lease assets		238		187	[2]
Additions to exploration and evaluation		221	[3]	43	[2]
Additions to oil and gas properties		1,711	[3]	1,142	[2]
Additions to lease assets		90	[3]	228	[2]
International [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		37
Total lease assets		107		11	[2]
Additions to lease assets	[2]			14
International [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		4,647		3	[2]
Total lease assets		131		176	[2]
Additions to lease assets		90	[3]	214	[2]
International [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		9,795	[4]	2,195	[2]
International [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		121	[3]	41	[2]
International [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		100	[3]	2	[2]
International [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		(28)	[3]	14	[2]
International [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		1,560	[3]	1,051	[2]
International [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		179	[3],[6]	77	[2],[7]
International [member] | Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		240
International [member] | Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		38		68	[2]
Marketing [member]
Disclosure of operating segments [line items]
Total lease assets	[2]			1
Marketing [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total lease assets	[2]			1
Corporate/Other [member]
Disclosure of operating segments [line items]
Total oil and gas properties		285		225	[2]
Total lease assets		719		683	[2]
Additions to oil and gas properties		92	[3]	57	[2]
Additions to lease assets	[3]	9
Corporate/Other [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		1		1	[2]
Total lease assets		264		289	[2]
Corporate/Other [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		161		146	[2]
Total lease assets		455		394	[2]
Additions to lease assets	[3]	9
Corporate/Other [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		123	[4]	78	[2]
Corporate/Other [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		92	[3]	57	[2]
Consolidated [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		807		614
Total oil and gas properties		39,919		18,649
Total lease assets		1,264		1,080
Additions to exploration and evaluation		240	[3]	501
Additions to oil and gas properties		3,824	[3]	2,334
Additions to lease assets		242	[3]	228
Consolidated [member] | Land and buildings [member]
Disclosure of operating segments [line items]
Total oil and gas properties		840		739
Total lease assets		464		377
Additions to lease assets		4	[3]	14
Consolidated [member] | Transferred exploration and evaluation [member]
Disclosure of operating segments [line items]
Total oil and gas properties		481		526
Consolidated [member] | Plant and equipment [member]
Disclosure of operating segments [line items]
Total oil and gas properties		23,057		12,465
Total lease assets		800		703
Additions to lease assets		238	[3]	214
Consolidated [member] | Projects in development [member]
Disclosure of operating segments [line items]
Total oil and gas properties		15,541	[4]	4,919
Consolidated [member] | Exploration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		122	[3]	42
Consolidated [member] | Evaluation [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		119	[3]	453
Consolidated [member] | Restoration [member]
Disclosure of operating segments [line items]
Additions to exploration and evaluation		(1)	[3],[5]	6
Additions to oil and gas properties		(374)	[3]	32
Consolidated [member] | Oil And Gas Properties [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		3,904	[3]	2,179
Consolidated [member] | Capitalised borrowings costs [member]
Disclosure of operating segments [line items]
Additions to oil and gas properties		294	[3],[6]	123	[7]
Consolidated [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		529		546
Consolidated [member] | Americas [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		240
Consolidated [member] | Africa [member]
Disclosure of operating segments [line items]
Total exploration and evaluation		$ 38		$ 68

[1]	Oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.
[2]	The 2021 amounts have been restated to reflect the changes in operating segments. Refer to ‘Operating segment information’ in Note A.1 for details. In addition, oil and gas properties includes other plant and equipment which is no longer separately presented in the consolidated statement of financial position. The 2021 amounts have been reclassified to be presented on the same basis.
[3]	Additions exclude acquisitions through business combinations.
[4]	Projects in development include the fair value ascribed to future phases of certain projects acquired through business combinations.
[5]	Relates to changes in restoration provision assumptions.
[6]	Borrowing costs capitalised were at a weighted average interest rate of 3.8%.
[7]	Borrowing costs capitalised were at a weighted average interest rate of 3.6%.